iShares®

iShares Trust

Supplement dated December 22, 2023 (the “Supplement”)

to the currently effective Statement of Additional Information (the “SAI”) for

the iShares® iBonds® Dec 2023 Term Corporate ETF* (IBDO), the iShares® iBonds® 2023 Term High Yield and Income ETF* (IBHC), and the iShares® iBonds® Dec 2023 Term Treasury ETF* (IBTD) (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Funds.

*The iShares iBonds Dec 2023 Term Corporate ETF may also conduct business as the iBonds Dec 2023 Term Corporate ETF. The iShares iBonds 2023 Term High Yield and Income ETF may also conduct business as the iBonds 2023 Term High Yield and Income ETF. The iShares iBonds Dec 2023 Term Treasury ETF may also conduct business as the iBonds Dec 2023 Term Treasury ETF.

The Funds have liquidated effective December 22, 2023. All references to the Funds in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-iBondsLiq-1223

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE